INTEREST AND OTHER FINANCE COSTS	12 Months Ended
Dec. 31, 2021
INTEREST AND OTHER FINANCE COSTS
INTEREST AND OTHER FINANCE COSTS

4 Interest and other finance costs

4.1 Interest income/(expense)

	2021	2020	2019
	$ million	$ million	$ million
Interest income	6	6	10
Interest expense:
Bank borrowings	(3)	(4)	(7)
Private placement notes	(46)	(42)	(41)
Lease liabilities	(7)	(6)	(6)
Corporate bond	(21)	(5)	–
Other	(3)	(5)	(11)
	(80)	(62)	(65)
Net interest expense	(74)	(56)	(55)

4.2 Other finance costs

		2021	2020	2019
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(3)	(2)	(2)
Unwinding of discount		(10)	(11)	(8)
Other		(4)	6	(8)
Other finance costs		(17)	(7)	(18)